UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086

TD WATERHOUSE FAMILY OF FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Wall Street, New York, New York 10005
(Address of principal executive offices)	(Zip code)

George O. Martinez, President, TD Waterhouse Family of Funds, Inc., 100 Summer Street, Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:	212-908-7537

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

        File the schedules as of the close of the reporting period as set forth in§ 210.12-12 - 12-14 of Regulation S-X [17 CFR
210.12-12 - 12-14]. The schedules need not be audited.

TD WATERHOUSE FAMILY OF FUNDS, INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31,2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—9.6%
$ 32,872,000	Aquinas Funding LLC, due 8/11/05 (Credit: MBIA Insurance Corp.; Rabobank Nederland) (Note D)	3.20	$ 32,842,963
68,124,000	Aquinas Funding LLC, due 8/16/05 (Credit: MBIA Insurance Corp.; Rabobank Nederland) (Note D)	3.21	68,033,736
50,000,000	CAFCO, LLC, due 8/31/05 (Note D)	3.21	49,867,917
23,516,293	Capital One Auto Finance Trust Ser. 2005-A, Cl. A1, 3.19%, due 4/15/06 (GTY: AMBAC Assurance Corp.)	3.19	23,516,293
40,000,000	LEAFs, LLC, 3.44%, due 8/22/05 (Credit: AIG Financial Products Corp.) (Notes A, D)	3.44	40,000,000
89,998,201	LEAFs, LLC, 3.43%, due 8/22/05 (Credit: AIG Financial Products Corp.) (Notes A, D)	3.43	89,998,201
30,249,000	Long Lane Master Trust IV, Ser. 1999-A, due 8/16/05 (Credit: FleetBoston Financial Corp.) (Note D)	3.22	30,208,794
72,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 3.55%, due 8/30/05 (Notes A, D)	3.55	72,000,000
140,000,000	RACERS Trust, Ser. 2004-6-MM, 3.44%, due 8/22/05 (Credit: Lehman Brothers Holdings, Inc.) (Notes A, D)	3.44	140,000,000
4,934,864	UPFC Auto Receivables Trust, Ser. 2005-A, Cl A-1, 3.12%, due 4/17/06 (GTY: AMBAC Assurance Corp.)	3.12	4,934,864

			551,402,768

	BROKER/DEALER OBLIGATIONS—16.6%
90,000,000	Citigroup Global Markets Holdings Inc., due 8/24/05	3.21	89,817,150
195,000,000	Goldman Sachs Group, Inc., 3.38%, due 8/15/05 (Notes A, D)	3.38	195,000,000
335,000,000	Merrill Lynch & Co., Inc., 3.55%, due 8/11/05 (Note A)	3.55	335,000,000
43,800,000	Morgan Stanley, 3.51%, due 8/15/05 (Note A)	3.51	43,800,000
250,000,000	Morgan Stanley, 3.39%, due 8/15/05 (Note A)	3.39	250,000,000
35,000,000	Morgan Stanley, 3.57%, due 9/6/05 (Note A)	3.57	35,000,000

			948,617,150

	EXTENDIBLE COMMERCIAL NOTES—1.3%
50,200,000	ASAP Funding Inc., 3.32%, due 8/3/05 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Notes A, D, E)	3.32	50,190,769
25,000,000	ASAP Funding Inc., 3.33%, due 8/11/05 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Notes A, D, E)	3.33	24,976,944

			75,167,713

	FINANCE & INSURANCE OBLIGATIONS—8.0%
200,000,000	American Express Credit Corp., 3.63%, due 9/6/05 (Note A)	3.63	200,000,000
100,000,000	General Electric Capital Corp., 3.51%, due 8/17/05 (Note A)	3.36	100,084,662
13,000,000	General Electric Capital Corp., due 1/30/06	3.81	12,933,954
3,700,000	Kokomo Grain Co., Inc. Ser. 2002-A, 3.48%, due 8/7/05 (LOC: General Electric Capital Corp.) (Notes A, C, D)	3.48	3,700,000
48,377,000	Meridian Funding Co., LLC, Extendible MTN, 3.60%, due 8/29/05 (GTY: MBIA) (Note A)	3.60	48,377,000
90,000,000	Sigma Finance Inc., 3.21%, due 8/22/05 (Note D)	3.21	89,833,050

			454,928,666

	FUNDING AGREEMENTS—4.8%
275,000,000	Metropolitan Life Insurance Co., 3.65%, due 10/2/05 (Notes A, B)	3.65	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—1.0%

6,350,353	Amtrak Trust 93-A, Ser. A, 3.48% (GTY: General Electric Co.) (Note C)	3.48	6,350,353
19,751,418	Amtrak Trust 93-B, Ser. A, 3.48% (GTY: General Electric Co.) (Note C)	3.48	19,751,418
15,572,070	Amtrak Trust 93-B, Ser. B, 3.48% (GTY: General Electric Co.) (Note C)	3.48	15,572,070
5,900,000	CFM International, Inc., Ser 1999, 3.53% (GTY: General Electric Co.) (Note C)	3.48	5,900,000
10,000,000	Frontenac Properties, Inc., 3.42% (GTY: Sisters of Mercy Health Systems, Inc.) (Note C)	3.42	10,000,000

			57,573,841

	LOAN PARTICIPATIONS—1.7%
35,000,000	Army and Air Force Exchange Service, 3.40%, due 8/31/05 (Note B)	3.40	35,000,000
46,200,000	Cos-Mar Company, 3.48%, due 8/24/05 (GTY: General Electric Co.) (Notes A, B)	3.48	46,200,000
15,000,000	Wellesley College, 3.55%, due 10/5/05 (Note B)	3.55	15,000,000

			96,200,000

	TOTAL CORPORATE OBLIGATIONS—43.0%		2,458,890,138

TD WATERHOUSE FAMILY OF FUNDS, INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31,2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—1.5%
$ 20,000,000	Irish Life & Permanent PLC, 3.40%, due 9/16/05 (Notes A, D)	3.40	$ 19,913,878
68,000,000	Irish Life & Permanent PLC, 3.32%, due 10/5/05 (Notes A, D)	3.32	67,599,744

			87,513,622

	BANK NOTES—18.3%
85,000,000	Bank of New York Co., Inc., 3.52%, due 8/30/05 (Note A)	3.52	85,000,000
240,000,000	Bayerische Landesbank NY, 3.48%, due 8/24/05 (Note A)	3.48	240,000,000
125,000,000	Irish Life & Permanent PLC, 3.43%, due 8/22/05 (Note A)	3.42	124,991,586
50,000,000	Royal Bank of Canada, 3.36%, due 8/10/05 (Note A)	3.33	50,014,731
85,000,000	Wells Fargo & Co., 3.45%, due 8/15/05 (Note A)	3.45	85,000,000
165,000,000	Wells Fargo & Co., 3.38%, due 8/15/05 (Note A)	3.38	165,000,000
60,000,000	Wells Fargo & Co., 3.57%, due 9/2/05 (Note A)	3.57	60,000,000
165,000,000	WestLB AG New York, 3.36%, due 8/10/05 (Note A)	3.36	165,000,000
70,000,000	Westpac Banking Corp. NY, 3.40%, due 9/12/05 (Note A)	3.40	70,000,000

			1,045,006,317

	DOMESTIC BANK SUPPORTED OBLIGATIONS—7.5%
2,705,000	ACF Parking LTD, Adj. Rate Tax. Secs., Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	2,705,000
4,200,000	Anacortes Class Assets, LLC Ser. 2003A, 3.49% (LOC: Bank of America, N.A.) (Note C)	3.44	4,200,000
4,200,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 3.69% (LOC: Bank of New York, NY) (Note C)	3.64	4,200,000
6,820,000	B.F. Fort Meyers, Inc., B.F. South, Inc. U.B., LTD Adj. Rate Tax. Secs. Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	6,820,000
6,895,000	Black Property Management, LLC, Adj. Rate Tax. Secs, Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	6,895,000
9,155,000	Blue Hen Hotel LLC, (Univ. of DE Proj.) Ser. 2001, 3.49% (Credit: PNC Bank, N.A.; Univ. of DE) (Note C)	3.44	9,155,000
17,520,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 3.57% (LOC: Wachovia Bank, N.A.) (Note C)	3.52	17,520,000
4,800,000	CEGW, Inc., Ser. 1999, 3.44% (LOC: PNC Bank, N.A.) (Note C)	3.39	4,800,000
5,320,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	5,320,000
10,230,000	Cooley, Inc. Incremental Tax, Ser. 2000, 3.55% (LOC: Wachovia Bank, N.A.) (Note C)	3.50	10,230,000
11,440,000	Corp. Fin. Managers, Inc., Intergrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 3.57% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.52	11,440,000
10,500,000	Country Class Assets, LLC Tax. , Ser. 2004A, 3.49% (LOC: Bank of America, N.A.) (Note C)	3.44	10,500,000
5,000,000	Cubba Capital, LLC Tax. Adj. Rate Notes, Ser. 2005A, 3.60% (LOC: Comerica Bank) (Note C)	3.55	5,000,000
2,340,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs, Ser. 2003, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	2,340,000
6,200,000	DAPSCO, Inc., Tax., Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	6,200,000
3,905,000	Dayton Freight Lines, Inc., Ser. 2001, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	3,905,000
22,775,000	Dominican Sisters, St. Mary's of the Springs, Tax., Ser. 2000, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	22,775,000
5,185,000	Dormont Manufacturing Co., Ser. 2000A, 3.39% (LOC: PNC Bank, N.A.) (Note C)	3.34	5,185,000
12,400,000	EPI Corp., Tax Adj Rate Notes, Ser. 1998, 3.39% (LOC: PNC Bank, N.A.) (Note C)	3.39	12,400,000
6,360,000	EXAL Corp., Ser. 2001, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	6,360,000
5,515,000	General Secretariat of the OAS, Tax., Ser. A, 3.32% (LOC: Bank of America, N.A.) (Note C)	3.28	5,515,000
4,430,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	4,430,000
2,905,000	Grand Rapids Christian Schools Assoc. Adj. Rate Tax., Secs., Ser. 2003, 3.55% (LOC: Fifth Third Bank) (Note C)	3.55	2,905,000
1,530,000	Gutwein & Co., Inc. and Gutwein Properties LLC Adj. Rate Tax. Secs., Ser. 2003, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	1,530,000
1,800,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	1,800,000
3,470,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	3,470,000
2,790,000	Liter's, Inc., Adj. Rate Tax. Securities, Ser. 2002, 3.55%, (LOC: Fifth Third Bank) (Note C)	3.50	2,790,000
40,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 3.55% (LOC: Wachovia Bank, N.A.) (Note C)	3.55	40,000,000
12,090,000	Pitney Roads Partners, LLC Tax., Ser. 2003A, 3.48% (LOC: Bank of America, N.A.) (Note C)	3.48	12,090,000
56,000,000	Provena Health CP Rev. Notes, Ser. 1998, due 8/2/05 (LIQ: JPMorgan Chase Bank)	3.23	55,995,022
7,150,000	R.M.D Corp., Tax., Ser. 2001, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	7,150,000
2,890,000	Rockwall Dirt Co., LTD, (Floating Rate Option Notes) Tax., 3.64% (LOC: JPMorgan Chase Bank) (Note C)	3.59	2,890,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31,2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 25,000,000	Salvation Army Tax. Rev. Bonds Ser. 2005A, 3.47% (LOC: Bank of New York, NY) (Note C)	3.42	$ 25,000,000
6,500,000	Savannah College of Art & Design, Inc. Tax., Ser. 2004, 3.55% (LOC: Bank of America, N.A.) (Note C)	3.50	6,500,000
5,505,000	Sawmill Creek Lodge Co., LTD, Adj. Rate Tax. Secs., Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	5,505,000
3,000,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	3,000,000
3,725,000	Sound Class Assets, LLC, Ser. 2003A, 3.49% (LOC: Bank of America, N.A.) (Note C)	3.44	3,725,000
1,357,000	SouthCorr, LLC, Tax., Ser. 2001, 3.43% (LOC: Wachovia Bank, N.A.) (Note C)	3.38	1,357,000
27,685,000	State of Texas (Veterans' Land Refunding Bonds) Tax. GO, Ser. 2002, 3.32% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	3.32	27,685,000
4,090,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 3.39% (LOC: PNC Bank, N.A.) (Note C)	3.34	4,090,000
10,800,000	Tacoma Goodwill Industries, Tax., Ser. 2003, 3.38% (LOC: Bank of America, N.A.) (Note C)	3.33	10,800,000
3,775,000	Team Rahal of Pittsburg, Inc., Tax., Ser. 2002, 3.52% (LOC: PNC Bank, N.A.) (Note C)	3.47	3,775,000
3,505,000	The Scranton Times, LP, Ser. 1997, 3.53% (LOC: PNC Bank, N.A.) (Note C)	3.53	3,505,000
10,350,000	Triad Group, Inc., Ser. 1997, 3.45% (LOC: Wachovia Bank, N.A.) (Note C)	3.40	10,350,000
13,885,000	Turfway Park, LLC, Tax., Ser. 2001, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	13,885,000
3,200,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	3,200,000
1,605,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	1,605,000
3,000,000	Wisconsin Heart Hosp. LLC, Tax., Rev. Bonds, Ser. 2003, 3.50% (LOC: JPMorgan Chase Bank) (Note C)	3.45	3,000,000
3,000,000	Yuengling Beer Co., Inc., Ser. 1999A, 3.39% (LOC: PNC Bank, N.A.) (Notes C, D)	3.34	3,000,000

			428,497,022

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—6.8%
257,000,000	Canadian Imperial Bank of Commerce, 3.45%, due 8/15/05 (Note A)	3.45	257,000,000
85,000,000	HSBC Bank USA, 3.31%, due 1/20/06	3.32	84,983,118
45,000,000	HSBC Bank USA, 3.80%, due 1/23/06	3.80	45,001,073

			386,984,191

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—0.9%
50,000,000	Calyon, 3.31%, due 9/29/05	3.32	49,998,791

	FOREIGN BANK SUPPORTED OBLIGATIONS—7.8%
17,000,000	Banco Continental de Panama, S.A., Ser. B, due 8/4/05 (LOC: Calyon)	2.95	16,995,878
12,300,000	Biloa University Tax., Ser. 2004A, 3.45%, due 8/7/05 (LOC: Allied Irish Banks, PLC) (Note A)	3.40	12,300,000
12,300,000	Biloa University Tax., Ser. 2004B, 3.45%, due 8/7/05 (LOC: BNP Paribas) (Note A)	3.40	12,300,000
21,065,000	Franklin Avenue Assoc. LP, Tax. Var. Rate Lease Rev. Bonds, Ser. 2001 (Waco, TX Federal Courthouse and Post Office Proj.) 3.53% (Credit Landesbank Hessen-Thueringen GZ; AMBAC Assurance Corp.) (Notes A, C, D)	3.48	21,065,000
235,000,000	HBOS Treasury Services PLC, 3.33%, due 8/22/05 (GTY: Bank of Scotland) (Note A)	3.33	235,000,309
45,000,000	HBOS Treasury Services PLC, 3.53%, due 9/1/05 (GTY: Bank of Scotland) (Note A)	3.53	45,000,000
66,500,000	HBOS Treasury Services PLC, 3.51%, due 9/26/05 (GTY: Bank of Scotland) (Note A)	3.51	66,500,000
39,010,000	Redding Life Care, LLC, (Meadow Ridge Proj.) First Mtg., Tax., Ser. 1998B, 3.41% (LOC: BNP Paribas) (Note C)	3.36	39,010,000

			448,171,187

	TOTAL BANK OBLIGATIONS—42.8%		2,446,171,130

	TAXABLE MUNICIPAL OBLIGATIONS
22,000,000	Blair Cty. IDA, Tax. (Altoona-Blaire County Dev. Corp.) Ser. 2001, 3.55% (LOC: PNC Bank, N.A.) (Note C)	3.50	22,000,000
30,000,000	Calcasieu Parish Inc., LA, IDB Env. Rev. Bonds, Tax., Var. Rate Notes (CITGO Petroleum Proj.) Ser. 1996, 3.36%, due 8/12/05 (LOC: BNP Paribas)	3.36	30,000,000
30,000,000	CA Pollution Control Fin. Auth. Environ. Improv. Rev. Bonds (ARCO Proj.) Tax. Ser. 1997, 3.36%, due 8/12/05 (GTY: BP Amoco PLC) (Note D)	3.36	30,000,000
22,500,000	Catholic Univ. of America, Tax. Ser. 2004, 3.63% (SBPA: Wachovia Bank, N.A.) (Note C)	3.58	22,500,000
2,160,000	Colorado HFA Tax. Var. Rate Econ. Dev. Rev. Bonds, Ser. 2003B (High Country Container, Inc. Proj.), 3.63%, (LOC: Bank One, N.A.) (Note C)	3.58	2,160,000
19,644,000	Connecticut HFA Housing Mtg. Fin. Prog. Bonds, Ser. 1998F1, 3.40%, (Credit: Landesbank Hessen-Thueringen GZ; AMBAC Assurance Corp.) (Note C)	3.40	19,644,000
20,000,000	Fla. HFC Tax. Housing Rev. Bonds 2000, Ser. A, 3.48% (Credit: DEPFA Bank PLC; AMBAC Assurance Corp.) (Note C)	3.43	20,000,000
5,000,000	Florence, KY Industrial Building Rev., Ser. 2005A, 3.55% (LOC: Fifth Third Bank) (Note C)	3.50	5,000,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31,2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 6,480,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial Loop, LP Proj.), 3.49% (LOC: JPMorgan Chase Bank) (Note C)	3.44	$ 6,480,000
19,900,000	Ill. Dev. Auth. Revenue Bonds (American College of Surgeons Proj.), Tax., Ser. 1996, 3.55% (LOC: Northern Trust Company) (Note C)	3.50	19,900,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 3.46% (LOC: JPMorgan Chase Bank) (Note C)	3.46	22,100,000
18,900,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 3.46% (Credit: MBIA; Bank of America, N.A.) (Note C)	3.46	18,900,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B-I, 3.46% (Credit: MBIA; Bank One, N.A.) (Note C)	3.46	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B-II, 3.46% (Credit: MBIA; Bank One, N.A.) (Note C)	3.46	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 3.46% (Credit: MBIA; Bank One, N.A.) (Note C)	3.46	15,200,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 5.63% (LOC: Bank of America, N.A.) (Note C)	5.63	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 3.45% (Credit: FGIC; Bank of America, N.A.) (Note C)	3.40	18,500,000
18,200,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.) Ser. 1998, 3.57% (LOC: Wachovia Bank, N.A.) (Note C)	3.52	18,200,000
3,300,000	Miss. Bus. Fin. Corp. Tax. IDRB (Koch Freezers LLC Proj.), Ser. 2004, 3.54% (LOC: JPMorgan Chase Bank) (Note C)	3.49	3,300,000
5,000,000	Miss. Bus. Fin. Corp. Tax. IDRB (Conair Corp. Proj.), Ser. 2005, 3.57% (LOC: Wachovia Bank, N.A.) (Note C)	3.52	5,000,000
9,400,000	Miss. Bus. Fin. Corp. Tax. IDRB (Pottery Barn, Inc. Proj.), Ser. 2004, 3.54% (LOC: Bank of America, N.A.) (Note C)	3.49	9,400,000
8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 3.53% (LOC: Bank of America, N.A.) (Note C)	3.48	8,340,000
24,660,000	NY City HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), 2002 Ser. A, 3.45% (LOC: Bayerische Landesbank GZ) (Note C)	3.45	24,660,000
27,000,000	NY State HFA, Service Contract Rev. Bonds. Tax. Ser. 2000J, 3.45% (LOC: Landesbank Hessen-Thueringen GZ) (Note C)	3.40	27,000,000
4,800,000	PA Econ. Dev. Fin. Auth. Tax. Dev. Rev. Bonds, 2004 Ser. C3, 3.55% (LOC: PNC Bank, N.A.) (Note C)	3.50	4,800,000
3,840,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax., Ser 1999, 3.75% (LOC: Bank of New York) (Note C)	3.70	3,840,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Revenue Refunding Bonds, Ser. 2002C, 3.59% (Credit: FSA; Dexia Credit Local, S.A.) (Note C)	3.59	7,700,000
5,000,000	Utah Telecom. Open Infrastructure Agy. Tax. Adj. Rate Telecom. Rev. Bonds, Ser. 2004, 3.45% (LOC: Bank of America, N.A.) (Note C)	3.40	5,000,000
68,000,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 8/3/05 (LOC: Landesbank Hessen-Thueringen GZ)	3.27	67,987,761

	TAXABLE MUNICIPAL OBLIGATIONS—8.2%		470,411,761

	U.S. GOVERNMENT AGENCY OBLIGATIONS
50,000,000	FHLB Notes, 1.70% due 12/30/05 (Note F)	3.12	49,708,837
80,000,000	Fannie Mae Mortgage-backed Discount Notes, due 10/11/05	3.48	79,455,668
22,056,950	Fannie Mae Mortgage-backed Discount Notes, due 1/3/06	3.53	21,730,262
1,000,000	Fannie Mae Mortgage-backed Discount Notes, due 1/3/06	3.54	985,146

	U.S. GOVERNMENT AGENCY OBLIGATIONS—2.6%		151,879,913

	REPURCHASE AGREEMENT—3.8%
215,977,000	Bank of America Securities LLC
	• 3.30% dated 7/29/05, due 8/1/05 in the amount of $216,036,394
	• fully collaterized by a U.S. Government obligation, coupon 5.000%,
	maturity 7/1/35, par $224,254,374; with total market value $220,296,540	3.30	215,977,000

	TOTAL INVESTMENTS (Cost $5,743,329,942) † —100.4%		5,743,329,942

	LIABILITIES IN EXCESS OF OTHER ASSETS AND LIABILITIES, NET—(0.4)%		(23,344,626)

	NET ASSETS—100.0%		$ 5,719,985,316

TD WATERHOUSE FAMILY OF FUNDS, INC.
MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31,2005
(unaudited)

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2005. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On July 31, 2005, the aggregate market value of these securities, valued at amortized cost is $371,200,000 representing 6.5% of net assets.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold intransactions exempt from registration, normally to qualified institutional buyers. On July 31, 2005, these securities amounted to $1,028,230,996 or 18.0% of net assets. These securities have been deemed liquid by the Board of Directors.

(E)	Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

(F)	Security may be called at issuer's option prior to maturity date.

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

AIG	American International Group
AMBAC	American Municipal Bond Assurance Corporation
CP	Commercial Paper
FGIC	Federal Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FSA	Financial Security Assurance Inc.
GO	General Obligation
GTY	Guarantee
HDC	Housing Development Corporation
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority IDBIndustrial Development Board
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MTN	Medium Term Note
SBPA	Standby Bond Purchase Agreement

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FANNIE MAE—29.6%
$ 8,058,000	Mortgage-backed Discount Notes, due 8/1/05	3.32	$ 8,058,000
8,058,000	Mortgage-backed Discount Notes, due 9/1/05	3.47	8,033,992
27,046,000	Mortgage-backed Discount Notes, due 9/1/05	3.32	26,969,144
20,500,000	Mortgage-backed Discount Notes, due 9/1/05	3.26	20,442,982
26,415,347	Mortgage-backed Discount Notes, due 9/1/05	3.23	26,342,558
100,000,000	Mortgage-backed Discount Notes, due 10/3/05	3.57	99,378,750
50,000,000	Mortgage-backed Discount Notes, due 10/3/05	3.55	49,691,125
19,500,000	Mortgage-backed Discount Notes, due 10/3/05	3.43	19,383,975
61,941,000	Mortgage-backed Discount Notes, due 10/3/05	3.42	61,573,536
40,000,000	Mortgage-backed Discount Notes, due 10/11/05	3.48	39,727,833
500,000	Mortgage-backed Discount Notes, due 1/3/06	3.54	492,573
10,000,000	Mortgage-backed Discount Notes, due 1/3/06	3.53	9,851,889
20,000,000	Mortgage-backed Discount Notes, due 2/1/06	3.84	19,615,133
1,000,000	Notes, 2.55%, due 8/17/05 (Note C)	2.55	999,895
25,000,000	Notes, 3.50% due 2/15/06	3.50	25,255,236

			415,816,621

	FEDERAL FARM CREDIT BANK—0.1%
1,000,000	Notes, 2.38%, due 12/23/05 (Note C)	3.45	995,680

	FEDERAL HOME LOAN BANK—14.9%
16,000,000	Discount Notes, due 8/8/05	3.05	15,990,573
60,000,000	Notes, 3.53%, due 8/9/05 (Note A)	3.53	60,000,000
10,000,000	Notes, 1.75%, due 8/15/05	3.11	9,994,674
50,000,000	Notes, 3.32%, due 8/16/05 (Note A)	3.32	49,999,053
30,740,000	Notes, 3.27%, due 9/12/05	3.21	30,740,631
5,500,000	Notes, 1.68%, due 9/28/05 (Note C)	3.25	5,486,044
15,000,000	Notes, 3.47%, due 10/5/05 (Note A)	3.47	14,998,261
20,000,000	Notes, 1.70%, due 12/30/05 (Note C)	3.12	19,883,535
2,480,000	Notes, 2.61%, due 3/2/06 (Note C)	3.70	2,464,295

			209,557,066

	FEDERAL HOME LOAN MORTGAGE CORP.—5.5%
15,250,000	Notes, 3.31%, due 9/9/05 (Note A)	3.31	15,250,000
8,500,000	Notes, 2.88%, due 9/15/05	3.22	8,495,776
43,800,000	Notes, 3.49%, due 10/7/05 (Note A)	3.49	43,800,324
10,000,000	Notes, 2.35%, due 10/27/05	2.40	9,998,890

			77,544,990

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—27.6%
17,500,000	Agency for Int'l. Development (AID to Israel), 5.89%, due 8/15/05	3.15	17,517,308
22,865,000	Alameda Leasing LTD (EXIM Bank Guaranteed Discount Notes) due 9/19/05	3.38	22,760,742
50,000,000	Army and Air Force Exchange Service, due 8/5/05	3.33	50,000,000
50,000,000	Army and Air Force Exchange Service, 3.49%, due 8/31/05 (Notes A, B)	3.49	50,000,000
72,849,000	Buchanan Leasing LTD (EXIM Bank Guaranteed Discount Notes), due 9/19/05	3.38	72,516,828
51,028,000	Clement Leasing LTD (EXIM Bank Guaranteed Discount Notes), due 9/19/05	3.38	50,795,326
35,000,000	Overseas Private Investment Corp. (OPIC)-Agribusiness Ser. 1995-221-308 (Putable at par 6/15/06), 3.85%, due 6/15/06 (Note A)	3.85	35,000,000
20,900,000	Overseas Private Investment Corp. (OPIC), Ser. 1997-553-XXX, 3.50%, due 10/5/05 (Note A)	3.50	20,900,000
22,461,630	Overseas Private Investment Corp. (OPIC) COP, Ser. 1995-197, 3.47%, due 8/10/05 (Note A)	3.47	22,461,630
46,249,989	Totem Ocean Trailer Express, Inc., U.S. Gov't. Guaranteed Ship Financing Notes, Ser. 2002-2, 3.56%, due 8/18/05 (Note A)	3.56	46,245,487

			388,197,321

	REPURCHASE AGREEMENTS—34.6%
235,206,000	Bank of America Securities LLC
	• 3.30% dated 7/29/05, due 8/1/05 in the amount of $235,270,682
	• fully collateralized by a U.S. Government obligation, coupon 5.00%,
	maturity 7/1/35, par $244,220,330; with total market value $239,910,120	3.30	235,206,000
250,000,000	Morgan Stanley & Co., Inc.
	• 3.31% dated 7/29/05, due 8/1/05 in the amount of $250,068,958
	• fully collateralized by U.S. Government securities, coupon range 5.00% to 6.00%,
	maturity range 6/1/20 to 7/1/35, par range $8,739,885-$50,000,000; with total market value $255,000,000	3.31	250,000,000

			485,206,000

	TOTAL INVESTMENTS (Cost $1,577,317,678) † —112.3%		1,577,317,678

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(12.3)%		(172,928,186)

	NET ASSETS—100.0%		$ 1,404,389,492

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2005
(unaudited)

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2005. Dates shown represent the next interest reset date.

(B)	This obligation was acquired for investment, not with the intent to distribute or sell. It is restricted as to public resale. This obligation was acquired at a cost of par. On July 31, 2005, the aggregate market value of this securitiy, valued at amortized cost, was $50,000,000 representing 3.6% of net assets.

(C)	Security may be called at issuer's option prior to maturity date.

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

COP	Certificate of Participation

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
July 31, 2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—1.6%
$ 1,600,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.), Ser. 2001, 2.40% (Note A)	2.40	$ 1,600,000
3,300,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.), Ser. 1998, 2.44% (LOC: Citibank, N.A.) (Note A)	2.44	3,300,000
2,015,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.), 2.63% (LOC: Wachovia Bank, N.A.) (Note A)	2.63	2,015,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.), 2.40% (LOC: U.S. Bank, N.A.) (Note A)	2.40	4,650,000

			11,565,000

	ARIZONA—1.8%
12,800,000	Phoenix Civic Improvement Corp. Rev. Bonds, 2.38% (LOC: Landesbank Hessen Theuringen, GZ) (Note A)	2.38	12,800,000

	ARKANSAS—0.3%
2,485,000	DFA Rev. Bonds (Conestoga Wood Proj.) 2.44% (LOC: Wachovia Bank, N.A.) (Note A)	2.44	2,485,000

	CALIFORNIA—2.4%
12,860,337	FHLMC MFC Rev. Bonds, Ser. M001, 2.43% (LIQ: FHLMC) (Notes A, B)	2.43	12,860,337
4,600,000	Fremont COP Rev. Bonds, 1.70%, put 8/1/05 (LIQ: Dexia Credit Finance)	3.30	4,600,000

			17,460,337

	COLORADO—2.3%
5,000,000	Denver City & County Airport Rev. Bonds, 2.45% (LIQ: Bank of New York) (Notes A, B)	2.45	5,000,000
8,265,000	Dept. of Transportation GO Bonds, 2.41% (LIQ: Bank of New York) (Notes A, B)	2.41	8,265,000
2,400,000	Douglas Cty. Hsg. Rev. Bonds (Autumn Chase Proj.), 2.34% (LIQ: FHLMC) (Note A)	2.34	2,400,000
1,000,000	HFA Rev. Bonds (High Country Inc., Proj.), Ser. A, 2.55% (LOC: JPMorgan Chase Bank) (Note A)	2.55	1,000,000

			16,665,000

	DISTRICT OF COLUMBIA—2.7%
12,000,000	HFA COP Rev. Bonds (Tyler House Apts. Proj.), Ser. 1995A, 2.49% (LOC: Landesbank Hessen-Thuringen GZ) (Note A)	2.49	12,000,000
3,750,000	HFA Rev. Bonds, Ser. D, 2.40% (LIQ: Lehman Bros., Inc.) (Notes A, B)	2.40	3,750,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.), 2.37% (LIQ: Citibank, N.A.) (Notes A, B)	2.37	4,000,000

			19,750,000

	FLORIDA—5.6%
350,000	Alachua Cty. GO Bonds, 2.25%, due 8/1/05 (Insured: MBIA)	2.10	350,000
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.), 2.39% (LOC: FNMA) (Note A)	2.39	7,025,000
2,000,000	Board of Education Rev. Bonds (ABN-AMRO MUNITOPS 1998), 2.35% (LIQ: ABN-AMRO Bank, NV) (Notes A, B)	2.35	2,000,000
5,000,000	Broward Cty. Port Systems Rev. Bonds, 5.00%, due 10/1/05 (Insured: FGIC)	2.03	5,024,531
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.), 2.39% (LOC: FNMA) (Note A)	2.39	2,500,000
13,528,000	Hillsboro Cty. Aviation Auth. CP Notes, Ser. A, 2.10%, due 9/8/05 (LOC: State Street Bank)	2.10	13,528,000
7,800,000	Miami-Dade Cty. IDA Rev. Bond, 2.39% (LOC: HSBC Bank) (Note A)	2.39	7,800,000
730,000	Municipal Loan Council Rev. Bonds, 3.00%, due 2/1/06 (Insured: MBIA)	2.30	732,529
1,500,000	St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors LTD Proj.), Ser. 1986, 2.40% (LOC: SunTrust Bank) (Note A)	2.40	1,500,000

			40,460,060

	GEORGIA—0.5%
1,000,000	GO Bonds, 5.75%, due 9/1/05	2.13	1,003,038
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.), 2.44% (LOC: Wachovia Bank, N.A.) (Note A)	2.44	1,400,000
1,450,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.), Ser 1998, 2.40% (LOC: Bank of America, N.A.) (Note A)	2.40	1,450,000

			3,853,038

	ILLINOIS—7.2%
5,390,000	Chicago Enterprise Zone Rev. Bonds, 2.38% (LOC: Harris Trust and Savings Bank) (Note A)	2.38	5,390,000
7,000,000	Chicago GO Tender Notes, 2.20%, put 12/8/05 (LOC: State Street Bank)	2.20	7,000,000
5,535,000	Chicago Wastewater Rev. Bonds (MERLOT), 1.80%, put 8/5/05 (LIQ: Wachovia Bank, N.A.) (Note B)	1.80	5,535,000
4,450,000	Chicago Water Rev. Bonds (MERLOT), 2.28%%, put 1/20/06 (LIQ: Wachovia Bank, N.A.) (Note B)	2.28	4,450,000
600,000	DFA Rev. Bonds (Overton Gear & Tool Corp.), 2.47% (LOC: LaSalle National Bank, N.A.) (Note A)	2.47	600,000
500,000	DFA Rev. Bonds (Profile Plastics Proj.), 2.41% (LOC: LaSalle National Bank, N.A.) (Note A)	2.41	500,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.), 2.42% (LOC: JPMorgan Chase Bank) (Note A)	2.42	2,100,000
975,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 2.48% (LOC: LaSalle National Bank, N.A.) (Note A)	2.48	975,000
1,305,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 2.48% (LOC: LaSalle National Bank, N.A.) (Note A)	2.48	1,305,000
2,600,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.), 2.40% (LOC: Lasalle National Bank, N.A.) (Note A)	2.40	2,600,000
3,630,000	Oswego IDRB (Griffith Labs Proj.), 2.40% (LOC: LaSalle National Bank, N.A.) (Note A)	2.40	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.), 2.46% (LOC: PNC Bank, N.A.) (Note A)	2.46	5,000,000
1,800,000	Richmond IDRB (Maclean Fogg Co. Proj.), 2.42% (LOC: Bank of America, N.A.) (Note A)	2.42	1,800,000
4,900,000	Schaumberg GO Bonds (MERLOT), 2.37% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.37	4,900,000
1,900,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical), Ser. 2002, 2.40% (Note A)	2.40	1,900,000
4,250,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical), Ser. 2003, 2.40% (Note A)	2.40	4,250,000

			51,935,000

	INDIANA—2.1%
500,000	DFA Rev. Bonds (Sheet Metal Workers Local 20), 2.47% (LOC: US Bank, N.A.) (Note A)	2.47	500,000
2,950,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc., Proj.), 2.48% (LOC: LaSalle National Bank, N.A.) (Note A)	2.48	2,950,000
3,600,000	Marion EDR Bonds (Wesleyan Univ. Proj.), 2.34% (LOC: JPMorgan Chase Bank) (Note A)	2.34	3,600,000
800,000	New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.), 2.49% (LOC: PNC Bank, N.A.) (Note A)	2.49	800,000
1,200,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.), 2.55% (LOC: Bank One, N.A.) (Note A)	2.55	1,200,000
1,050,000	Tippecanoe Cty. EDR Bonds (Lafayette Venetian Blinds), 2.49% (LOC: PNC Bank, N.A.) (Note A)	2.49	1,050,000
3,000,000	Whiting Env. Fac. Rev. Bonds (Amoco Oil Co. Proj.), Ser. 2002C, 2.40% (Note A)	2.40	3,000,000
1,800,000	Whiting Env. Fac. Rev. Bonds (Amoco Oil Co. Proj.), Ser. 2003, 2.40% (Note A)	2.40	1,800,000

			14,900,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
July 31, 2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	IOWA—0.5%
$ 2,100,000	Dubuque (Jeld-Wen Inc. Proj.), Ser. 1988, 2.48% (LOC: LaSalle National Bank, N.A.) (Note A)	2.48	$ 2,100,000
1,500,000	Fin. Auth. Rev. Bonds (Mississippi Valley Regional Blood Center), 2.35% (LOC: Wells Fargo Bank, N.A.) (Note A)	2.35	1,500,000

			3,600,000

	KANSAS—1.7%
2,415,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT), 2.42% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.42	2,415,000
10,000,000	Wichita GO Notes, 3.00%, due 8/4/05	1.97	10,000,844

			12,415,844

	KENTUCKY—1.2%
3,000,000	Carroll Cty. Solid Waste Rev. Bonds (North American Stainless), 2.35% (LOC: Fifth Third Bank) (Note A)	2.35	3,000,000
710,000	Cynthiana IDRB (Bullard Co. Proj.), 2.45% (LOC: JPMorgan Chase Bank) (Note A)	2.45	710,000
4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.), 2.40% (LOC: SunTrust Bank, N.A.) (Note A)	2.40	4,700,000

			8,410,000

	LOUISIANA—4.3%
15,405,000	Jefferson Parish Hospital Rev. Bonds, 2.37% (LOC: JPMorgan Chase Bank) (Notes A, B)	2.37	15,405,000
10,000,000	New Orleans Sales Tax Rev. Bonds, 2.55% (LIQ: Lehman Brothers, Inc.) (Notes A, B)	2.55	10,000,000
5,880,000	Plaquemines Port Harbor & Terminal Dist. Facs. Rev. Bonds (Chevron Pipeline Co. Proj.), 1.75%, put 9/1/05	1.55	5,880,984

			31,285,984

	MAINE—0.4%
1,065,000	Fin. Auth. Rev. Bonds (Brunswick Publishing), 2.43% (LOC: SunTrust Bank, N.A.) (Note A)	2.43	1,065,000
2,000,000	Public Util. Fin. Rev. Bonds (Maine Public Service Co. Proj.), 2.50% (LOC: Bank of New York) (Note A)	2.50	2,000,000

			3,065,000

	MASSACHUSETTS—2.7%
11,335,000	Freetown Lakeville Regional School BANS, 3.00%, due 10/21/05	1.85	11,363,383
700,000	IDA Rev. Bonds (October Co. Inc. Proj.), 2.36% (LOC: Bank of Boston, N.A.) (Note A)	2.36	700,000
2,475,000	IDRB (Frequency & Time Sys.), 2.45% (LOC: Wells Fargo Bank & Co.) (Note A)	2.45	2,475,000
5,000,000	North Adams BANS GO Notes, 3.50%, due 2/24/06	2.50	5,048,650

			19,587,033

	MICHIGAN—5.9%
4,000,000	Detroit Sewer Rev. Bonds, 1.55%, put 8/4/05 (LIQ: FGIC)	1.55	4,000,000
2,000,000	HDA Rev. Bonds, 5.45%, due 10/1/05 (Insured: MBIA)	1.78	2,012,103
1,660,000	Lowell IDRB (Litehouse Proj.), 2.49% (LOC: Fifth Third Bank) (Note A)	2.49	1,660,000
15,000,000	Municipal Bond Auth. Rev. Notes, 3.00%, due 8/23/05 (LOC: JPMorgan Chase Bank)	1.57	15,012,725
1,050,000	Strategic Fund PCR Rev. Bonds (Jo-Mar Family/Troy Tube & Mfg. Proj.), 2.42% (LOC: Fifth Third Bank) (Note A)	2.42	1,050,000
19,220,000	Wayne Charter Cty. Airport Rev. Bonds, 2.39% (LIQ: Bayerische Landesbank GZ) (Note A)	2.39	19,220,000

			42,954,828

	MINNESOTA—4.2%
3,935,000	Bird Island - Olivia - Lake Lillia ISD GO Notes, 3.00%, due 9/19/05	1.62	3,942,151
5,500,000	Elk River ISD GO Notes, 3.00%, due 9/5/05	1.63	5,507,085
2,105,000	Howard Lake Waverly Winstead GO Notes, 3.00%, due 9/5/05	1.63	2,107,713
6,415,000	Little Falls ISD GO Notes, 3.00%, due 9/19/05	1.62	6,426,679
2,690,000	Marshall ISD GO Notes, 3.00%, due 9/5/05	1.63	2,693,466
2,100,000	New York Mills ISD GO Notes, 3.00%, due 9/19/05	1.65	2,103,731
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A , 2.43% (LOC: LaSalle National Bank, N.A.) (Note A)	2.43	5,000,000
2,375,000	Westonka ISD GO Notes, 3.00%, due 9/30/05	1.70	2,379,988

			30,160,813

	MISSISSIPPI—0.1%
600,000	Business Fin. Corp. IDRB (Lehman- Roberts Co. Proj.), Ser. A, 2.45% (LOC: Bank of America, N.A.) (Note A)	2.45	600,000

	MISSOURI—0.1%
1,050,000	IDRB (Filtration Group Inc.), 2.46% (LOC: LaSalle Natioanl Bank, N.A.) (Note A)	2.46	1,050,000

	NEVADA—0.7%
5,000,000	Clark Cty. IDRB (Nevada Cogeneration Assoc. #2), 2.40% (LOC: ABN-AMRO Bank, N.V.) (Note A)	2.40	5,000,000

	NEW HAMPSHIRE—1.8%
6,205,000	Business Fin. Auth. Rev. Bonds (Foundation for Seacoast Health), Ser. A, 2.35% (LOC: Bank of America, N.A.) (Note A)	2.35	6,205,000
5,400,000	Business Fin. Auth. Rev. Bonds (Wiggins Airway Inc.Proj.), 2.40% (LOC: Bank of America, N.A.) (Note A)	2.40	5,400,000
1,250,000	Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.), Ser. B, 2.40% (LOC: PNC Bank, N.A.) (Note A)	2.40	1,250,000

			12,855,000

	NEW JERSEY—1.4%
10,000,000	EDA Rev. Bonds (Encap Golf Holdings), 2.36% (LOC: Wachovia Bank, N.A.) (Note A)	2.36	10,000,000
200,000	Paterson GO Bonds, 5.00%, due 2/15/06 (Insured: MBIA)	2.20	202,979

			10,202,979

	NEW MEXICO—0.7%
800,000	Albuquerque IDRB (CVI Laser Corp. Proj.), Ser. 1998, 2.45% (LOC: Bank of America, N.A.) (Note A)	2.45	800,000
970,000	Albuquerque IDRB (Karsten Co.of New Mexico), Ser. 1997A, 2.54% (LOC: JPMorgan Chase Bank) (Note A)	2.54	970,000
3,000,000	Farmington IDRB (Independent Mobility Sys. Proj.), Ser. A, 2.42% (LOC: Bank of America, N.A.) (Note A)	2.42	3,000,000

			4,770,000

	NEW YORK—0.3%
2,000,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.), 2.38% (LIQ: FNMA) (Notes A, B)	2.38	2,000,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
July 31, 2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	NORTH CAROLINA—0.1%
$ 1,000,000	Burke Cty. PCR Bonds (Jobst Institute Inc. Proj.), 2.39% (LOC: Wachovia Bank, N.A.) (Note A)	2.39	$ 1,000,000

	OHIO—3.7%
6,100,000	Air Quality Dev. Auth. Rev. Bonds (Columbus Southern), 2.35% (LOC: Banque Nationale Paribas) (Note A)	2.35	6,100,000
13,800,000	Akron Rev. Bonds (MUNITOPS) Ser. 2003-37, 2.36% (LIQ: ABN-AMRO Bank, NV) (Notes A, B)	2.36	13,800,000
5,000,000	Hamilton Cty. EDA Rev. Bonds (CAA Complex at Jordan Proj.), 2.35% (LOC: Fifth Third Bank) (Note A)	2.35	5,000,000
1,875,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.), Ser. 1999, 2.40% (Note A)	2.40	1,875,000

			26,775,000

	OKLAHOMA—2.3%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 2.50% (LOC: Bank of America, N.A.) (Note A)	2.50	2,850,000
13,510,000	Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 2000, 2.20%, put 9/1/05 (SBPA: Bank of America, N.A.)	2.20	13,510,000

			16,360,000

	PENNSYLVANIA—5.2%
2,800,000	Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central Blood Bank), 2.37% (LOC: PNC Bank, N.A.) (Note A)	2.37	2,800,000
13,000,000	Higher Educ. Rev. Bonds, Ser. 1994A, 2.41% (LIQ: WestLB, AG) (Note A)	2.41	13,000,000
4,455,000	Montgomery Cty. Higher Educ. & Health Auth. Rev. Bonds (Madlyn & Leonard Abramson), 2.36% (LOC: Allied Irish Banks, PLC) (Note A)	2.36	4,455,000
3,435,000	Montgomery Cty. Higher Educ. & Health Auth. Rev. Bonds (Philadelphia Geriatric), 2.36% (LOC: Allied Irish Banks, PLC) (Note A)	2.36	3,435,000
1,400,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.), 2.49% (LOC: Wachovia Bank, N.A.) (Note A)	2.49	1,400,000
7,915,000	State Univ. Rev. Bonds, Ser. 2001A, 2.34% (LIQ: JPMorgan Chase Bank) (Note A)	2.34	7,915,000
4,750,000	State Univ. Rev. Bonds, Ser. 2002A, 2.34% (LIQ: WestLB, AG) (Note A)	2.34	4,750,000
215,000	Turnpike Commission Rev. Bonds, 5.00%, due 12/1/05 (Insured: FGIC)	2.20	216,981

			37,971,981

	PUERTO RICO—1.2%
5,700,000	Commonwealth TOC's Trust, Ser. 2001-1, 2.34% (LIQ: Bank of New York) (Notes A, B)	2.34	5,700,000
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1) 2.34% (LIQ: Citigroup, N.A.) (Notes A, B)	2.34	3,000,000

			8,700,000

	RHODE ISLAND—0.4%
2,500,000	Ind. Fac. Corp. IDRB (NFA Corp. Proj.), 2.40% (LOC: Bank of America, N.A.) (Note A)	2.40	2,500,000

	SOUTH CAROLINA—3.1%
3,145,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.), Ser. 97, 2.40% (LOC: Union Bank of Switzerland) (Note A)	2.40	3,145,000
1,000,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.), Ser. 98, 2.40% (LOC: Deutsche Bank) (Note A)	2.40	1,000,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.), Ser. 97, 2.44% (LOC: Wachovia Bank, N.A.) (Note A)	2.44	4,000,000
1,400,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.), 2.44% (LOC: Wachovia Bank, N.A.) (Note A)	2.44	1,400,000
2,805,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.), Ser. 1999B, 2.49% (LOC: PNC Bank, N.A.) (Note A)	2.49	2,805,000
2,300,000	Jobs EDA Rev. Bonds (Zeuna Starker Proj.), Ser. 1993, 2.41% (LOC: Bank of America, N.A.) (Note A)	2.41	2,300,000
8,000,000	Port Auth. Rev. Bonds (ABN-AMRO Munitops #7), 2.43% (LIQ: ABN-AMRO Bank, N.V.) (Notes A, B)	2.43	8,000,000

			22,650,000

	TENNESSEE—3.1%
1,900,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.), 2.45% (LOC: Bank of America, N.A.) (Note A)	2.45	1,900,000
3,695,000	Hendersonville Hsg. IDRB (Windsor Park Proj.), 2.36% (LIQ: FNMA) (Note A)	2.36	3,695,000
10,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (ABN-AMRO Munitops), Ser. 1999-1, 2.36% (LIQ: ABN-AMRO Bank, N.V.) (Notes A, B)	2.36	10,000,000
7,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (Timberlake Proj.), 2.36% (LOC: FNMA) (Note A)	2.36	7,000,000

			22,595,000

	TEXAS—9.4%
1,500,000	Calhoun Cty. Nav. IDRB (Amoco Proj.), 2.40% (Note A)	2.40	1,500,000
15,000,000	Camp Cty. IDC Rev. Bonds (Pilgrims Pride Corp. Proj.), 2.39% (LOC: Harris Trust and Savings Bank) (Note A)	2.39	15,000,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.), 2.40% (LIQ: FNMA) (Note A)	2.40	6,000,000
12,800,000	Harris Cty. HFC Rev. Bonds, 2.40% (LIQ: Lehman Brothers, Inc.) (Notes A, B)	2.40	12,800,000
1,869,000	Houston Airport Rev. Bonds, ABN-AMRO MUNITOPS Trust Cert., Ser.1998-15, 2.43% (LIQ: ABN-AMRO Bank, N.V.) (Notes A, B)	2.43	1,869,000
13,500,000	Houston Util. Rev. Bonds (Roaring Forks), 2.41% (LIQ: Bank of New York) (Notes A, B)	2.41	13,500,000
3,375,000	North Texas Tollway Auth. Rev. Bonds, 2.36% (LIQ: Landesbank Hessen Theuringen, GZ) (Notes A, B)	2.36	3,375,000
1,300,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft), 2.45% (LOC: Bank of America, N.A.) (Note A)	2.45	1,300,000
3,890,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School), 2.38% (LOC: JPMorgan Chase Bank) (Note A)	2.38	3,890,000
2,000,000	San Antonio IDA (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.), Ser.1998, 2.45% (LOC: Bank of America, N.A.) (Note A)	2.45	2,000,000
4,290,000	Veterans Hsg. Rev. Bonds, Ser. 1994A-1, 2.42% (Note A)	2.42	4,290,000
2,700,000	West Side Calhoun Cnty. Nav. Rev. Bonds (BP Chemicals), 2.40% (Note A)	2.40	2,700,000

			68,224,000

	UTAH—3.3%
24,000,000	Board of Regents Student Loan Rev. Bonds, 2.40% (LOC: DEPFA Bank) (Note A)	2.40	24,000,000

	VARIOUS STATES—3.0%
21,267,940	FHLMC MFC Rev. Bonds, Ser. M002, 2.48% (LIQ: FHLMC) (Notes A, B)	2.48	21,267,940
685,000	Greystone Tax Exempt Cert. Rev. Bonds, Ser.1998-2, 2.48% (LOC: CS First Boston) (Notes A, B)	2.48	685,000

			21,952,940

	VIRGINIA—1.8%
8,000,000	Chesapeake GO Bonds (Eagle Trust), Ser. 98-4601, 2.43% (LIQ: Citibank, N.A.) (Notes A, B)	2.43	8,000,000
1,000,000	Halifax Cty. IDA Rev. Bonds (O'Sullivan Industries Proj.), 2.50% (LOC: Wachovia Bank, N.A.) (Note A)	2.50	1,000,000
2,900,000	King George Cty. IDA Rev. Bonds (Garnet of VA Inc. Proj.), 2.40% (LOC: JPMorgan Chase Bank) (Note A)	2.40	2,900,000

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Portfolio • Schedule of Investments
July 31, 2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	VIRGINIA—(Con't.)
$ 1,425,000	Suffolk Redev. & Hsg. Rev. Bonds (Oak Springs Apartments Proj.), 2.36% (LOC: FHLMC) (Note A)	2.36	$ 1,425,000

			13,325,000

	WASHINGTON—8.8%
3,410,000	Econ. DFA Rev. Bonds (Waste Management Proj.), Ser. 2000I, 2.41% (LOC: Fleet National Bank) (Note A)	2.41	3,410,000
900,000	EDA Rev. Bonds (Seadrunar Proj.), 2.39% (LOC: US Bank, N.A.) (Note A)	2.39	900,000
500,000	GO Bonds, 5.25%, due 9/1/05	2.40	501,138
8,995,000	HFC Rev. Bonds (Boardwalk Apts. Proj.), 2.41% (LOC: FNMA) (Note A)	2.41	8,995,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living), 2.40% (LOC: FNMA) (Note A)	2.40	6,200,000
1,800,000	HFC Rev. Bonds (Lake Washington Apt. Proj.), 2.43% (LOC: Bank of America, N.A.) (Note A)	2.43	1,800,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.), Ser. A, 2.40% (LOC: FNMA) (Note A)	2.40	2,000,000
10,900,000	HFC Rev. Bonds (Mill Plain Crossing Proj.), 2.42% (LOC: Harris Trust & Saving Banking) (Note A)	2.42	10,900,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.), Ser. A, 2.43% (LOC: US Bank, N.A.) (Note A)	2.43	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 2.40% (LOC: FNMA) (Note A)	2.40	4,620,000
1,000,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.), 2.44% (LOC: US Bank, N.A.) (Note A)	2.44	1,000,000
2,000,000	Port of Seattle Rev. Bonds, Ser. 1997, 2.45% (LOC: Bank of New York) (Note A)	2.45	2,000,000
18,985,000	Public Power Supply Rev. Bonds (MERLOT) 2.30%, put 2/1/06 (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.30	18,985,000

			63,561,138

	WISCONSIN—1.8%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.), 2.50% (LOC: JPMorgan Chase Bank) (Note A)	2.50	3,000,000
1,960,000	Grand Chute IDRB (Surface Mount Technology Proj.), 2.70% (LOC: JPMorgan Chase Bank) (Note A)	2.70	1,960,000
7,635,000	HEFA Rev. Bonds (Divine Savior Healthcare), Ser. B, 2.38% (LOC: JPMorgan Chase Bank) (Note A)	2.38	7,635,000
330,000	Janesville IDRB (Freedom Plastics Inc. Proj.), 2.42% (LOC: LaSalle National Bank, N.A.) (Note A)	2.42	330,000

			12,925,000

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $722,370,975) †—99.7%		722,370,975

	OTHER ASSETS AND LIABILITIES, NET—0.3%		2,196,636

	NET ASSETS—100.0%		$ 724,567,611

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)	Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2005, these securities amounted to $201,562,277 or 27.8% of the net assets. These securities have been deemed liquid by the Board of Directors.

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

BANS	Bond Anticipation Notes
COP	Certificates of Participation
CP	Commercial Paper
DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Education Facilities Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFC	Multi-Family Certificates
PCR	Pollution Control Revenue Bond
SBPA	Standby Bond Purchase Agreement
TOC	Tender Offer Certificates

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
July 31, 2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—93.8%
$ 3,300,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.), 2.40% (LOC: Allied Irish Bank, PLC) (Note A)	2.40	$ 3,300,000
8,200,000	ABAG Fin. Auth. Rev. Bonds (Paragon Apts.), 2.36% (LOC: Comerica Bank, N.A.) (Note A)	2.36	8,200,000
1,800,000	Alameda Contra Costa Schools Rev. Bonds, Ser. A, 2.31% (LOC: Bank of Nova Scotia) (Note A)	2.31	1,800,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts), Ser. CMC1, 2.37% (LIQ: JPMorgan Chase Bank) (Notes A, B)	2.37	9,000,000
5,000,000	Anaheim Hsg. Auth. Rev. Bonds (Fountains Anaheim Hills Proj.), Ser. A, 2.33% (LOC: FNMA) (Note A)	2.33	5,000,000
3,990,000	Baldwin Park COP, 2.38% (LOC: Allied Irish Banks, PLC) (Note A)	2.38	3,990,000
7,600,000	Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.), Ser. A, 2.36% (LOC: KBC Bank, NV) (Note A)	2.36	7,600,000
3,985,000	Compton USD GO Bonds (MERLOT), 2.36% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.36	3,985,000
2,500,000	CSUCI Fin. Auth. Rev. Bonds, 1.60%, put 8/1/05 (LOC: Citigroup, N.A.)	1.60	2,500,000
1,900,000	Dept. of Water Resources Rev. Bonds, Ser. C11, 2.26% (LOC: KBC Bank, NV; Bank of Nova Scotia) (Note A)	2.26	1,900,000
18,000,000	Dept. of Water Resources Rev. Bonds, Ser. C7, 2.28% (LIQ: Dexia Credit Local) (Note A)	2.28	18,000,000
6,000,000	Econ. Rec. Bonds, Ser. C11, 2.20% (LOC: BNP Paribas) (Note A)	2.20	6,000,000
5,400,000	Econ. Rec. Bonds, Ser. C16, 2.28% (LIQ: Dexia Credit Local) (Note A)	2.28	5,400,000
16,347,467	FHLMC MFC Rev. Bonds, Ser. M001, 2.43% (LIQ: FHLMC) (Notes A, B)	2.43	16,347,467
2,985,000	Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1, 2.41% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.41	2,985,000
3,000,000	GO Bonds, Ser. C4, 2.31% (LOC: Landesbank Hessen-Theuringen GZ; Bank of Nova Scotia, NV; Bank of America, N.A.) (Note A)	2.31	3,000,000
781,000	Health Fac. Fin. Auth. Rev. Bonds (Pooled Loan Prog.), Ser. B, 2.28% (SBPA: FGIC) (Note A)	2.28	781,000
4,200,000	Health Facs. Fin. Auth. Rev. Bonds (Scripps Health), Ser. A, 2.29% (LOC: Bank One, N.A.) (Note A)	2.29	4,200,000
1,300,000	Huntington Beach MFH Rev. Bonds, 2.28% (LOC: FHLMC) (Note A)	2.28	1,300,000
4,360,000	Infrastructure & EDR Bonds (Hydro Systems Proj.), 2.43% (LOC: Comerica Bank, N.A.) (Note A)	2.43	4,360,000
1,500,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.), 2.38% (LOC: Wells Fargo Bank, N.A.) (Note A)	2.38	1,500,000
9,500,000	Infrastructure & EDR Bonds (J. Paul Getty Trust), 2.25%, put 2/2/06	2.25	9,500,000
2,005,000	Infrastructure & EDR Bonds, Ser. A, 2.43% (LOC: Comerica Bank, N.A.) (Note A)	2.43	2,005,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.), 2.33% (LOC: FNMA) (Note A)	2.33	7,700,000
1,800,000	Livermore COP Rev. Bonds, 2.28% (LIQ: Dexia Credit Local) (Note A)	2.28	1,800,000
19,000,000	Livermore Redev. Agy. Hsg. Rev. Bonds, 2.33% (LOC: FHLB) (Note A)	2.33	19,000,000
300,000	Los Angeles Cty. IDB (Alameda Properties), 2.42% (LOC: Bank of America, N.A.) (Note A)	2.42	300,000
800,000	Los Angeles Cty. Pension Obligation Rev. Bonds, Ser. B, 2.27% (SBPA: Dexia Credit Local) (Note A)	2.27	800,000
1,200,000	Los Angeles Multi-Family Rev. Bonds (Museum Terrace Apts), Ser. H, 2.35% (LOC: Bank of America, N.A.) (Note A)	2.35	1,200,000
900,000	Los Angeles Multi-Family Rev. Bonds (Tri City Proj.), Ser. I, 2.33% (LOC: Citigroup, N.A.) (Note A)	2.33	900,000
400,000	Los Angeles Multi-Family Rev. Bonds, Ser. K, 2.37% (LOC: FHLB) (Note A)	2.37	400,000
4,980,000	Los Angeles USD GO Bonds (MERLOT), Ser. B12, 2.36% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.36	4,980,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser. A, 2.15%, put 12/15/05 (LIQ: FGIC)	2.15	2,000,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser. B, 2.15%, put 12/15/05 (LIQ: FGIC)	2.15	2,000,000
5,895,000	Metropolitan Water Dist. of Southern CA Rev. Bonds (MERLOT), 2.36% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.36	5,895,000
900,000	Ontario IDA Rev. Bonds (Winsford Partners), Ser. A, 2.42% ( LOC: Citigroup, N.A.) (Note A)	2.42	900,000
7,000,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric), Ser. B, 2.35% (LOC: Bank One, N.A.) (Note A)	2.35	7,000,000
2,185,000	Public Works Rev. Bonds 2.36% (LIQ: JPMorgan Chase Bank) (Notes A, B)	2.36	2,185,000
2,400,000	Riverside Cty. COP, 2.32% (LOC: State Street Bank) (Note A)	2.32	2,400,000
1,470,000	Riverside Cty. IDA Rev. Bonds (Merrick Engineering Inc.), 2.34% (LOC: Wells Fargo Bank, N.A.) (Note A)	2.34	1,470,000
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT), Ser. 2000SSS, 2.36% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.36	3,910,000
4,750,000	Sacramento Hsg. Auth. Rev. Bonds (Freemont Mews Apt. Proj.), 2.35% (LOC: Wachovia Bank, N.A.) (Note A)	2.35	4,750,000
12,590,000	Sacramento Hsg. Auth. Rev. Bonds (Northpointe Apts. - Roaring Forks). 2.37% (LIQ: Bank of New York) (Notes A, B)	2.37	12,590,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT), Ser. 2000 A10, 2.36% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.36	2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.), 2.40% (LOC: Allied Irish Banks, PLC) (Note A)	2.40	1,000,000
13,500,000	San Diego USD GO Bonds (MUNITOPS), 2.35% (LIQ: ABN-AMRO Bank, NV) (Notes A, B)	2.35	13,500,000
2,200,000	San Jose MFH Rev. Bonds (Cinnabar Commons), 2.31% (LOC: Bank of America, N.A.) (Note A)	2.31	2,200,000
3,000,000	San Jose MFH Rev. Bonds (Evans Lane Apts.), 2.31% (LOC: Bank of America, N.A.) (Note A)	2.31	3,000,000
2,900,000	South Bay Regional Communications Rev. Bonds (Hawthorne Proj.), 2.25% (LOC: Allied Irish Banks, PLC) (Note A)	2.25	2,900,000
6,270,000	Statewide CDA Rev. Bonds (Aegis Pleasant Hills Proj.), Ser. M, 2.33% (LOC: FNMA) (Note A)	2.33	6,270,000
5,000,000	Statewide CDA Rev. Bonds (Fountains Seacliff Apts.), 2.33% (LIQ: FNMA) (Note A)	2.33	5,000,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Sr. Proj.), 2.36% (LOC: Citigroup, N.A.) (Note A)	2.36	3,340,000
2,000,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.), 2.36% (LOC: Citigroup, N.A.) (Note A)	2.36	2,000,000
3,750,000	Statewide CDA Rev. Bonds (Masters College Proj.), 2.25% (LOC: U.S. Bank, N.A.) (Note A)	2.25	3,750,000
1,300,000	Statewide CDA Rev. Bonds (Pavillion Apts), 2.33% (LIQ: FNMA) (Note A)	2.33	1,300,000
5,505,000	Statewide CDA Rev. Bonds (River Run Senior Apts. Proj.), Ser. LL, 2.33% (LOC: FHLB) (Note A)	2.33	5,505,000
8,229,730	Statewide Communities Rev. Bonds (Cathedral High School Proj.), 2.37% (LOC: Allied Irish Banks, PLC) (Note A)	2.37	8,229,730
4,885,000	Watereuse Fin. Auth. Rev. Bonds, 2.28% (SBPA: CS First Boston) (Note A)	2.28	4,885,000

			269,713,197

	PUERTO RICO—5.7%
13,500,000	Commonwealth TOC's Trust, Ser. 2001-1, 2.34% (LIQ: Bank of New York) (Notes A, B)	2.34	13,500,000
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1), 2.34% (LIQ: Citigroup, N.A.) (Notes A, B)	2.34	3,000,000

			16,500,000

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $286,213,197) † —99.5%		286,213,197

	OTHER ASSETS & LIABILITIES, NET—0.5%		1,509,966

	NET ASSETS—100.0%		$ 287,723,163

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
July 31, 2005
(unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold intransactions exempt from registration, normally to qualified institutional buyers. On July 31, 2005, these securities amounted to $93,877,467 or 32.6% of net assets. These securities have been deemed liquid by the Board of Directors.

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

ABAG	Association of Bay Area Governments
CDA	Community Development Authority
COP	Certificates of Participation
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
GO	General Obligation
IDA	Industrial Development Authority
IDB	Industrial Development Board
LIQ	Liquidity Agreement
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MUD	Municipal Urban Development
PCR	Pollution Control Revenue Bond
SBPA	Standby Bond Purchase Agreement
TOC	Tender Option Certificates
USD	Unified School District

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
July 31, 2005
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS:

	NEW YORK—95.8%
$ 4,500,000	Babylon IDA Rev. Bonds (Ogden Martin Proj.), 2.29% (SBPA: JPMorgan Chase Bank) (Note A)	2.29	$ 4,500,000
7,000,000	Dorm. Auth. Rev. Bonds (Columbia Univ.), 2.26% (Note A)	2.26	7,000,000
1,185,000	Dorm. Auth. Rev. Bonds (MERLOT), Ser. A30, 2.36% (LOC: KBC Bank, NV) (Notes A, B)	2.36	1,185,000
2,000,000	Dutchess Cty. IDA Rev. Bonds (Marist College), 2.30% (LOC: Bank of New York) (Note A)	2.30	2,000,000
6,250,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.), 2.38% (LIQ: FNMA) (Notes A, B)	2.38	6,250,000
4,500,000	Energy Research & Dev. Auth. Facs. Rev. Bonds (Con Edison Proj.), 2.29% (LOC: Wachovia Bank, N.A.) (Note A)	2.29	4,500,000
2,000,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 2.34% (LOC: Citigroup, N.A.) (Note A)	2.34	2,000,000
2,500,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C3, 2.35% (LOC: Citigroup, N.A.) (Note A)	2.35	2,500,000
1,000,000	Environmental Facs. Rev. Bonds, 2.36% (LIQ: JPMorgan Chase Bank) (Notes A, B)	2.36	1,000,000
3,800,000	Environmental Quality GO Bonds, 1.75%, put 8/4/05 (LOC: WestLB, AG)	1.75	3,800,000
2,000,000	Environmental Quality GO Bonds, Ser. A, 2.40%, due 10/4/05 (LOC: Bayerische Landesbank GZ; Landesbank Hessen-Theuringen GZ)	2.40	2,000,000
2,655,000	Geneva HFA Rev. Bonds (Depaul Community Facs.), Ser. A, 2.34% (LOC: FHLB) (Note A)	2.34	2,655,000
6,400,000	GO Bonds, Ser. B, 1.58% (LOC: Dexia Credit Local)	1.58	6,400,000
10,000,000	Hempstead IDA Rev. Bonds, 2.43% (LIQ: Lehman Brothers Holding, Inc.) (Notes A, B)	2.43	10,000,000
1,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.), Ser. A, 2.39% (LOC: Bank of America, N.A.) (Note A)	2.39	1,500,000
6,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.), Ser. A, 2.34% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	2.34	6,600,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.), Ser. A, 2.38% (LOC: FHLB) (Note A)	2.38	1,400,000
6,500,000	HFA Rev. Bonds (Sayville Hsg.), Ser. A, 2.35% (LOC: Fleet National Bank) (Note A)	2.35	6,500,000
1,010,000	Jay Street Dev. Corp. Rev. Bonds, 2.26% (LOC: DEPFA Bank) (Note A)	2.26	1,010,000
1,985,000	Mortgage Agency Rev. Bonds (MERLOT), Ser. A11, 2.36% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.36	1,985,000
700,000	Mortgage Agency Rev. Bonds (MERLOT), Ser. A33, 2.36% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.36	700,000
1,450,000	MTA Rev. Bonds (MERLOT), Ser. A43, 2.36% (LIQ: Wachovia Bank, N.A.) (Note A, B)	2.36	1,450,000
9,965,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/MUNITOPS), 2.34% (LIQ: ABN-AMRO Bank, NV) (Notes A, B)	2.34	9,965,000
2,130,000	NYC GO Bonds, Ser. 1994, 2.30% (LOC: Bayerische Landesbank GZ) (Note A)	2.30	2,130,000
3,350,000	NYC GO Bonds, Ser. 1994E4, 2.26% (LOC: State Street Bank & Trust Corp.) (Note A)	2.26	3,350,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.), 2.36% (LOC: Allied Irish Banks, PLC) (Note A)	2.36	1,000,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School), 2.30% (LOC: Wachovia Bank, N.A.) (Note A)	2.30	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services), 2.37% (LOC: JPMorgan Chase Bank) (Note A)	2.37	700,000
2,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. F2, 2.34% (LIQ: JPMorgan Chase Bank) (Note A)	2.34	2,000,000
5,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. G, 2.26% (LIQ: FGIC) (Note A)	2.26	5,000,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust), 2.39% (LIQ: Citibank, N.A.) (Notes A, B)	2.39	1,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. A, 2.36% (LIQ: Bank One, N.A.) (Note A)	2.36	2,000,000
1,300,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. D, 4.00%, due 11/1/05	2.02	1,306,392
2,400,000	Oneida Indian Nation Rev. Bonds, 2.34% (LOC: Bank of America, N.A.) (Note A)	2.34	2,400,000
6,000,000	Oyster Bay GO BANS, 3.25%, due 11/18/05	2.12	6,019,814
980,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS), Ser. B05, 2.41% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	2.41	980,000
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.), Ser. 1987, 2.43% (LOC: Bank of Nova Scotia, NV) (Note A)	2.43	2,365,000
2,700,000	Thruway Auth. Highway & Bridge Trust Rev. Bonds (CMC), 2.34% (LIQ: JPMorgan Chase Bank) (Notes A, B)	2.34	2,700,000
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle Trust), Ser. 2000305, 2.36% (LIQ: Citibank, N.A.) (Notes A, B)	2.36	5,000,000
5,000,000	Triborough Bridge & Tunnel Auth. Rev. Bonds (Munitops), Ser. 2002-31, 2.34% (LIQ: ABN-AMRO Bank, NV) (Notes A, B)	2.34	5,000,000
2,700,000	Westchester Cty. IDRB (Levister Redev.), 2.37% (LOC: Bank of New York) (Note B)	2.37	2,700,000

			134,551,206

	PUERTO RICO—5.0%
7,000,000	Commonwealth TOC's Trust, Ser. 2001-1, 2.34% (LIQ: Bank of New York) (Notes A, B)	2.34	7,000,000

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $141,551,206) † —100.8%		141,551,206

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.8)%		(1,118,091)

	NET ASSETS—100.0%		$ 140,433,115

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
July 31, 2005
(unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2005, these securities amounted to $56,915,000 or 40.5% of net assets. These securities have been deemed liquid by the Board of Directors.

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

BANS	Bond Anticipation Notes
FGIC	Federal Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FNMA	Fannie Mae
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
SBPA	Standby Bond Purchase Agreement
TOC	Tender Option Certificates

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Waterhouse Family of Funds, Inc.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	September 15, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	September 15, 2005

By (Signature and Title)*	/s/ Christopher Salfi, Treasurer

Date	September 15, 2005

* Print the name and title of each signing officer under his or her signature.